Vanguard Tax-Managed Small-Cap Fund Investment Strategy - Institutional Prospectus [Member] - Vanguard Tax-Managed Small-Cap Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the S&P SmallCap 600® Index (the “Target Index”), which is made up of common stocks of small-capitalization U.S. companies. The Fund uses statistical methods to sample the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates other characteristics and the performance of the Target Index, while seeking to achieve capital gains and income tax efficiency. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in small-cap stocks. For purposes of the 80% policy, small-cap stocks generally will be within the capitalization range of the companies included in the Fund’s Target Index, S&P SmallCap 600 Index.